INTANGIBLE ASSETS Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INTANGIBLE ASSETS
Asset Impairment Charges		$ 3,668
Amortization expense relating to intangible assets	$ 20,946	16,471	$ 13,402
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	6 years 8 months 12 days
Net carrying amount of intangible assets, not subject to amortization		$ 313